Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended	3 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Mutual Funds [Member]	Dec. 31, 2012 Retirement [Member]	Oct. 31, 2012 Retirement [Member]	Dec. 31, 2011 Retirement [Member]	Dec. 31, 2012 Individual Life [Member]	Sep. 30, 2012 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]	Dec. 31, 2011 Individual Life [Member]
Goodwill [Line Items]
Goodwill written off related to sale				$ 159
Goodwill impairment loss	0	0		10	0			61	0	61
Goodwill	$ 470		$ 250	$ 149	$ 87		$ 87	$ 163		$ 163	$ 224
Annual impairment test margin, percent					10.00%	10.00%